Shareholder Report, Holdings (Details) - C000126665	Nov. 30, 2024
U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
AT&T
Holdings [Line Items]
Percent of Net Asset Value	2.10%
UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Oracle
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CVS Health
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Verizon Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
T-Mobile USA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.60%
A Rated
Holdings [Line Items]
Percent of Net Asset Value	34.50%
BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	45.10%
U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.40%